Fair Value of Financial Instruments (Details - Change in fair value of derivative liability) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value at beginning	$ 150,953	$ 0
Fair value on the date of issuance recorded as a debt discount		95,715
Loss on change in fair value of derivatives		55,238
Fair value at beginning	150,953
Gain on change in fair value of derivatives	(2,788)
Fair value at end	$ 148,165	$ 150,953